Debt - Adams Capital Credit Agreement and Silicon Valley Bank Loan Agreement (Details) - USD ($)			6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 15, 2021	Oct. 28, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 17, 2021	Jun. 22, 2020	Dec. 04, 2019	Oct. 23, 2019	Dec. 17, 2018	May 13, 2017	Mar. 29, 2017
Debt Instrument [Line Items]
Debt amount			$ 119,766,000		$ 78,558,000	$ 3,354,000
Face amount of debt				$ 1,022,000
Interest expense			3,192,000	83,000	$ 1,074,000	134,000
Debt instrument spread rate		6.00%
Effective interest rate					2.78%
Crestmark Equipment Finance Agreement
Debt Instrument [Line Items]
Debt amount						283,000						$ 715,000
Interest expense					$ 0
Navitas Credit Corp. Equipment Finance Agreement
Debt Instrument [Line Items]
Debt amount						71,000			$ 72,000
Interest expense				$ 83,000
Space Florida Loans
Debt Instrument [Line Items]
Debt amount								$ 3,000,000
Interest expense						139,000
2017 Space Florida Loan
Debt Instrument [Line Items]
Debt amount						1,000,000							$ 1,000,000
2018 Space Florida Loan
Debt Instrument [Line Items]
Debt amount						1,000,000					$ 1,000,000
2019 Space Florida Loan
Debt Instrument [Line Items]
Debt amount						$ 1,000,000				$ 1,000,000
Adams Street Term Loan
Debt Instrument [Line Items]
Debt amount		$ 31,000,000	30,845,000		$ 31,000,000
Debt instrument spread rate		6.00%
Effective interest rate		7.23%
Adams Street Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument floor rate		1.00%
Adams Street Revolving Credit Facility
Debt Instrument [Line Items]
Debt amount		$ 5,000,000
Debt instrument spread rate		6.00%
Effective interest rate		7.23%
Undrawn commitment fees (in percentage)		0.50%
Adams Street Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument floor rate		1.00%
Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt amount		$ 15,000,000	14,925,000
Amount drawn	$ 15,000,000
Effective interest rate		7.23%
Adams Street Delayed Draw Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument floor rate		1.00%
Adams Street Incremental Term Loan
Debt Instrument [Line Items]
Debt amount			$ 31,920,000
Face amount of debt							$ 32,000,000